PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS
16	PREPAID EXPENSES AND OTHER ASSETS

Prepaid expenses and other assets comprises:

	As at	As at
	December 31,	December 31,
	2021	2020
Prepayments	2,372	249
Deposits	50	—
Other assets	20	14
Prepaid Expenses and Other Assets	2,442	263

As at December 31, 2021 prepayments include EUR 1,187 (December 31, 2020: nil) in prepaid consideration (Note 1).